Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Summarized Information About Changes in Plan Assets and Benefit Obligation, Funded Status and Amounts Recorded

Summarized information about the changes in plan assets and benefit obligation, the funded status and the amounts recorded at December 31, 2012 is as follows:

(in millions)	Year Ended December 31, 2012
Fair value of plan assets October 31, 2012 (Actavis Group acquisition)	$66.5
Return on plan assets	0.5
Benefits paid	(0.2)
Effects of exchange rate changes	0.4

Fair value of plan assets December 31, 2012	$67.2

Benefit obligation at October 31, 2012 (Actavis Group acquisition)	$89.9
Interest cost	0.6
Benefit paid	(0.2)
Effects of exchange rate changes	0.6

Benefit obligation at December 31, 2012	$90.9

Funded status at December 31, 2012	$(23.7)

Recognized as:
Current liabilities	$(3.5)
Noncurrent liabilities	$(20.2)

Fair Values of Pension Plan Assets by Asset Category

	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment funds
U.S. large cap equities	$5.4	—	—	$5.4
Non-U.S. developed markets equities	28.2	—	—	28.2
Corporate obligations	27.8	—	—	27.8
Other investments
Other	5.8	—	—	5.8

Total Assets	$67.2	$—	$—	$67.2

Summary of Expected Benefit Payments	Expected benefit payments are as follows:

2013	1.9
2014	2.0
2015	2.1
2016	2.2
2017	2.3
2018-2022	12.9

Summary of Weighted Average Assumptions Used in Determining Pension Plan Information

The weighted average assumptions used in determining pension plan information are as follows:

December 31, 2012
Discount rate	4.5%
Expected rate of return on plan assets	5.1%
Salary growth rate	4.6%